DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2024
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

	Group
	2024	2023
	£m	£m
Medium-term notes:
– US $30bn Euro Medium Term Note Programme	696	744
– Euro €30bn Euro Medium Term Note Programme	2,997	3,784
- US SEC-registered Debt Programme - Santander UK plc	5,929	7,128
0	9,622	11,656
Euro €35bn Global Covered Bond Programme	17,211	15,000
US$20bn Commercial Paper Programmes	3,274	2,761
Certificates of deposit	1,196	1,530
Credit linked notes	441	194
Securitisation programmes	3,929	2,769
	35,673	33,910